Subsequent events (Details Narrative) - USD ($)						12 Months Ended
	Sep. 22, 2026	Aug. 17, 2026	Aug. 11, 2026	Jul. 07, 2026	Apr. 11, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
New shares issued purchase price						$ 2,596,943	$ 984,059
Common Class A [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in relation to the SEPA (Note 10), shares					1,500,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in relation to the SEPA (Note 10), shares		1,120,000
Subsequent Event [Member] | Common Class A [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in relation to the SEPA (Note 10), shares	1,980,000
Subsequent Event [Member] | Common Class C [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in relation to the SEPA (Note 10), shares	500,000
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
New shares issued purchase price			$ 256,500
Issuance of ordinary shares in relation to the SEPA (Note 10), shares			186,410
Subsequent Event [Member] | Definitive Joint Venture Agreement [Member] | MHNS Ghana Limited [Member]
Subsequent Event [Line Items]
Equity interest of joint venture				49.00%
Subsequent Event [Member] | Definitive Joint Venture Agreement [Member] | Jospong Group of Companies Limited [Member]
Subsequent Event [Line Items]
Equity interest of joint venture				51.00%
Subsequent Event [Member] | Definitive Joint Venture Agreement [Member] | MHNS Ghana Limited [Member]
Subsequent Event [Line Items]
Initial capitalization of joint venture				$ 2,500,000
Equity interest valued of contributed in kind				1,225,000
Equity interest valued at contributed in cash				$ 1,275,000